Note 4 - Revenue and Segmental Information - Revenue by Product and Service (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2020	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Revenue	$ 13,617	$ 48,710	$ 39,036	$ 33,647
Electrical equipment and related services [member]
Statement Line Items [Line Items]
Revenue	13,484	47,917	37,799	31,631
Development fees [member]
Statement Line Items [Line Items]
Revenue		69	90	828
Other [member]
Statement Line Items [Line Items]
Revenue	$ 133	$ 724	$ 1,147	$ 1,188